GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets [Abstract]
Schedule of transactions effecting goodwill

Balance at January 1, 2012	$5,538,466
Acquisition of Apex in June	2,448,969
Adjustment to Apex goodwill	37,485
Effect of currency translation on Apex	148,046
Acquisition of Illume Mobile on July 31	443,801
Balance at September 30, 2012	$8,616,767

Schedule of the company's intangible assets and accumulated amortization
	September 30, 2012
		Accumulated
	Gross	Amortization	Net

Customer relationships	$3,397,536	$(721,840)	$2,675,696
Contractor and resume databases	675,000	(236,250)	438,750
Tradename	897,745	(159,765)	737,980
Software	3,014,505	(329,465)	2,685,040
Covenant not to compete	105,258	(16,308)	88,950

	$8,090,044	$(1,463,628)	$6,626,416

	December 31, 2011
		Accumulated
	Gross	Amortization	Net

Customer relationships	$1,670,000	$(279,000)	$1,391,000
Contractor and resume databases	675,000	(135,000)	540,000
Tradename	310,000	(64,000)	246,000
Software	74,000	(37,000)	37,000

	$2,729,000	$(515,000)	$2,214,000